Segmented information - Total assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total assets	$ 1,694,264	$ 1,546,478
Operating Segments | Heavy Equipment - Canada
Segment Reporting Information [Line Items]
Total assets	1,143,415	1,079,370
Operating Segments | Heavy Equipment - Australia
Segment Reporting Information [Line Items]
Total assets	986,397	718,114
Operating Segments | Other
Segment Reporting Information [Line Items]
Total assets	343,690	307,850
Eliminations
Segment Reporting Information [Line Items]
Total assets	$ (779,238)	$ (558,856)